Average Annual Total Returns - Class ACIS - DWS Strategic High Yield Tax-Free Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	May 01, 2000	1.19%	3.15%	4.55%	1.17%	3.10%	4.53%	2.00%	3.23%	4.48%	May 01, 2000	3.27%	2.95%	4.07%	Aug. 19, 2002	4.40%	3.99%	5.12%	Jan. 22, 1987	4.31%	3.98%	5.11%	5.21%	3.91%	4.63%